Other Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Other Operating Expenses [Abstract]
Schedule of Other Operating Expenses
	Six months ended June 30, 2024	Six months ended June 30, 2025
	RM	RM	US$
Regulatory compliance and statutory cost	77,577	-	-
Regulatory consultancy fee	776,000	-	-
Cost incurred to obtain licence	19,597	13,527	3,211
Bad debt written off	889	-	-
Bank charges	54,394	70,435	16,720
Share option expenses	-	1,690,755	401,347
Entertainment	413,987	1,179,795	280,057
Event fees	539,691	607,297	144,159
Foreign exchange loss	1,852,970	-	-
Marketing expenses	4,162,840	1,262,894	299,783
Software and website usage fee	29,165	58,216	13,819
Staff welfare	1,065,069	714,678	169,648
Office expenses	1,406,833	579,241	137,498
Referral fees	30,000	1,715,647	407,256
Recruitment fees	78,935	180,208	42,777
Travelling expenses	1,164,755	1,368,419	324,832
Upkeep of office equipment	257,695	180,535	42,855
Loss on disposal of subsidiary	4,794	138,570	32,893
Total	11,935,191	9,760,217	2,316,855

*	This is related to disposal of one of the subsidiaries Imej Jiwa Communication Sdn. Bhd. on April 23, 2025.